Commitments and contingencies (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Feb. 28, 2022	Sep. 30, 2021	Aug. 31, 2021	Nov. 30, 2020	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Convertible debt, non-current			$ 5,365,089		$ 9,037,069
Allinsports [Member]
IfrsStatementLineItems [Line Items]
Convertible debt, non-current			$ 2,519,722
Allinsports [Member]
IfrsStatementLineItems [Line Items]
Acquisitions percentage		100.00%
Number of shares issuance		966,667		966,667		966,667
Payment of share holder		$ 1,200,000				$ 20,000,000	$ 2,625,657
Damage sought value	$ 2,890,000